DISCONTINUED OPERATIONS - Discontinued operations and real estate business (Details) (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Discontinued Operations - Discontinued Operations And Real Estate Business Details
Revenues - real estate	$ 986,951			$ 724,090
Cost of sales	(817,483)			(576,126)
Gross profit	169,468			147,964
Operating and other non-operating expenses	(60,688)	(27,305)	(99,474)	(1,558,635)
Loss from discontinued operations, net of tax	$ 108,780	$ (27,305)	$ (99,474)	$ (1,410,671)	$ (1,510,145)	$ (1,401,365)